Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
In the following table, revenue is disaggregated by our two lines of business and by revenue stream for which the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The amounts in the “Other” columns were not allocated to our business lines.

	Year Ended December 31, 2018
	Investment Servicing			Investment Management			Other			Total
(Dollars in millions)	Topic 606 revenue	All other revenue	Total	Topic 606 revenue	All other revenue	Total	Topic 606 revenue	All other revenue	Total	2018
Servicing fees	$5,429	$—	$5,429	$—	$—	$—	$(8)	$—	$(8)	$5,421
Management fees	—	—	—	1,851	—	1,851	—	—	—	1,851
Foreign exchange trading services	361	710	1,071	130	—	130	—	—	—	1,201
Securities finance	308	235	543	—	—	—	—	—	—	543
Processing fees and other	209	234	443	—	(5)	(5)	—	—	—	438
Total fee revenue	6,307	1,179	7,486	1,981	(5)	1,976	(8)	—	(8)	9,454
Net interest income	—	2,691	2,691	—	(20)	(20)	—	—	—	2,671
Gains (losses) related to investment securities, net	—	6	6	—	—	—	—	—	—	6
Total revenue	$6,307	$3,876	$10,183	$1,981	$(25)	$1,956	$(8)	$—	$(8)	$12,131